Vessel Charters - Additional Information (Details) $ in Thousands	1 Months Ended			9 Months Ended		28 Months Ended
	Sep. 30, 2018 USD ($) vessel lease	Jun. 30, 2018 vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2018 USD ($) vessel lease	Sep. 30, 2017 USD ($)	May 31, 2018	Dec. 31, 2017 USD ($)
Capital Leases and Operating and Direct Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $				$ 526,692	$ 488,830
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $	$ 6,700			$ 6,700			$ 7,100
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels		4
Teekay LNG | Suezmax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets	1			1
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | lease	8			8
Term of contract						10 years
Teekay Tankers | Aframax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Debt covenant minimum hull coverage ratio, thereafter				90.00%
Debt covenant minimum hull coverage ratio, Year 1				75.00%
Debt covenant minimum hull coverage ratio, Year 2				78.00%
Debt covenant minimum hull coverage ratio, Years 3 and 4				80.00%
Teekay Tankers | Suezmax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Debt covenant minimum hull coverage ratio, Years 1, 2 and 3				90.00%
Lease contract hull ratio coverage requirement period				3 years
Debt covenant minimum hull coverage ratio, thereafter				100.00%
Teekay Tankers | Option to Purchase September 2020 to End of Term | Aframax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels	6
Teekay Tankers | Option to Purchase July 2020-2029 | Suezmax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels			4
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture				69.00%
Teekay LNG Marubeni Joint Venture | Teekay LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture				52.00%
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels				2
Minimum | Teekay Tankers | Suezmax and Aframax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Term of contract				9 years
Maximum | Teekay Tankers | Suezmax and Aframax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Term of contract				12 years
Suezmax Tankers | Teekay Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $			$ 153,000
Aframax Tankers | Teekay Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $	$ 156,600